Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Asset Retirement Obligation Disclosure [Abstract]
Ownership percentage sold	40.00%
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Fiscal year opening balance	$ 0	$ 397
Sale of assets	0	(346)
Effect of exchange rate changes	0	(51)
Fiscal year closing balance	0	0
Less current asset retirement obligations	0	0
Long-term asset retirement obligations	$ 0	$ 0